Investment Strategy - Kurv High Income ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that primarily invests its assets in U.S. and non-U.S. listed securities, including equity securities of U.S. and non-U.S. companies and ETFs, with an options market (“Listed Securities”), or derivative instruments (e.g. options) on such Listed Securities, as well as derivative instruments of indices. Listed Securities may also include other types of U.S. listed exchange-traded products (e.g., closed-end funds and commodity pools)(“ETPs”).

The Fund seeks to generate income primarily from a combination of the options strategies described below, the short-dated fixed income instruments it holds as collateral in connection with the options strategies, and dividends from the Listed Securities it holds directly. The Fund may invest up to 100% of its assets in Listed Securities, up to 100% of its assets in derivative instruments (e.g., options) on such Listed Securities, or invest in any combination of such securities and derivative instruments.

The Adviser seeks a portfolio of Listed Securities and derivative instruments on such Listed Securities based on favorable outlooks, examining characteristics of a particular issuer, such as growth or momentum, as well as the implied volatility of the derivative instruments of Listed Securities. Implied volatility reflects the market’s expectations of future price movements, derived from option prices. Higher implied volatility is an indicator of the potential for significant price swings and higher potential options premiums, allowing the Fund to generate current income.

Cash and/or Synthetic Long Exposure

The Fund may gain exposure to a Listed Security directly by holding it or indirectly through synthetic exposure. To achieve a synthetic long exposure, the Fund buys call options of a Listed Security and, simultaneously, sells put options of the same security with the same expiries and strike prices to try to replicate the price movements of the underlying Listed Security. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the underlying Listed Security for the duration of the application option exposure. The total net notional exposure of the synthetic long position will not exceed 200% of net asset value.

As part of its strategy, the Fund may employ one or more options strategies on a Listed Security  or index to achieve its investment objectives. The strategies that may be employed are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on Listed Securities or on indices to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the Listed Securities or the index, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of a company’s call option contracts will limit the Fund’s participation in the appreciation in the company’s stock price. If the stock price of the company increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if the company’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to the company and the sold (short) the company’s call positions) will limit the Fund’s participation in gains in the company’s stock price beyond a certain point.

When the Fund engages in covered call writing with respect to a Listed Security, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the Listed Security on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long stock position in the company, however, the Fund may write call options for an amount in excess of the value of a company’s position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on Listed Securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying Listed Securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the Listed Securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities  that lack sufficient liquidity, that the Listed Securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on Listed Securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such underlying Listed Securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the underlying Listed Securities or instruments at an agreed upon price if the price of the Listed Securities or instruments decreases below the exercise price. If the price of the underlying Listed Securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the underlying Listed Securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying Listed Security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from an underlying Listed Security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) while simultaneously purchasing an out-of-the-money put option.

Protective Put

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchase

The Fund may purchase call options to seek to gain price appreciation from its underlying share price. The cost of the purchase may reduce the income generated in the portfolio.

Short-dated Fixed Income and Foreign Exchange Instruments

When writing options, the Fund is required to post collateral to assure its performance to the option buyer. The Fund will hold cash and cash-like instruments or high-quality short-term fixed income securities (collectively, “Collateral”). The Collateral may consist of (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) government securities issued by G-10 countries (Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom, and the United States); (3) money market funds; (4) fixed income ETFs; and/or (5) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by companies that are rated investment grade or of comparable quality. The Adviser considers an unrated security to be of comparable quality to a security-rated investment grade if it believes it has a similar low risk of default. The Fund expects to invest in fixed income securities with low duration to minimize interest rate risk and the Fund’s exposure to foreign exchange to be less than 5% of its net assets. Kurv actively manages the Collateral held by the Fund with a view toward enhancing the Fund’s total return.

The Adviser will endeavor to optimize tax losses.

The Fund is classified as “non-diversified” under the 1940 Act.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 100% of its assets in Listed Securities, up to 100% of its assets in derivative instruments (e.g., options) on such Listed Securities, or invest in any combination of such securities and derivative instruments.